STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY
Changes in the Group's equity resulting from changes in the respective subsidiaries' ownership interests

	December 31,
	2012	2011	2010
Net income attributable to the Group	$1,007,284	$1,443,944	$1,380,631

Transfers from the noncontrolling interest
Decrease in own equity due to acquisition of noncontrolling interest in Comstar-UTS	—	(41,377)	(115,350)
Increase in own equity resulted from exchange of MTS shares for noncontrolling interest in Comstar-UTS	—	429,409	—
Increase in own equity due to exercise of the put option on Comstar-UTS shares	—	11,636	—
Decrease in own equity due to acquisition of noncontrolling interest in MGTS	—	(272,840)	—
Decrease in own equity due to acquisition of noncontrolling interest in TS-Retail	—	—	(15,932)
Increase in own equity due to acquisition of own shares by MGTS	1,203	—	—
Decrease in own equity due to acquisition of noncontrolling interest in other subsidiaries	—	(738)	(10,302)

Net transfers from the noncontrolling interest	1,203	126,090	(141,584)

Net income attributable to the Group and transfers from the noncontrolling interest:	$1,008,487	$1,570,034	$1,239,047

Schedule of accumulated other comprehensive income balance, net of taxes

	Currency translation adjustment	Unrealized gains/(losses) on derivatives	Unrecognized actuarial losses	Accumulated other comprehensive income/(loss)
Balance as of January 1, 2010	$(714,394)	(40,293)	6,265	(748,422)
Recognized in other comprehensive income	(45,257)	25,428	(3,706)	(23,535)

Balance as of December 31, 2010	(759,651)	(14,865)	2,559	(771,957)

Recognized in other comprehensive income	(137,290)	7,364	5,940	(123,986)
Acquisitions of non-controlling interest	(68,049)	—	—	(68,049)

Balance as of December 31, 2011	(964,990)	(7,501)	8,499	(963,992)

Recognized in other comprehensive income	30,048	8,212	(4,628)	33,632
Acquisitions of non-controlling interest	596	—	—	596

Balance as of December 31, 2012	$(934,346)	711	3,871	(929,764)

(1)
Tax amounts on items in other comprehensive income/(loss) are not significant and therefore are not reported separately.

Schedule of the Group's declared cash dividends

        The following table summarizes the Group's declared cash dividends in the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Dividends declared (including dividends on treasury shares of $34,364, $40,006 and $35,063, respectively)	$916,310	$1,066,753	$991,211
Dividends, U.S. Dollars per ADS(1)	0.89	1.03	0.99
Dividends, U.S. Dollars per share	0.443	0.516	0.497
(1)
In 2010 the ratio was changed from 5 to 2 common shares per ADS.